Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 5,830,192	$ 3,160,175	$ 3,310,490
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	2,122,505	1,478,921	1,320,582
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,607,033	902,437	914,749
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,041,070	526,668	594,693
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	724,253	138,238	368,601
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	190,564	57,803	58,594
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 144,767	$ 56,108	$ 53,271